PROPERTY, PLANT AND EQUIPMENT - Accumulated Depreciation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	R$ 19,351,891	R$ 22,784,326
Balance, end of period	16,443,742	19,351,891	R$ 22,784,326
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(24,649,708)	(27,153,803)	(21,503,745)
Depreciation, amortization and depletion	(1,807,355)	(2,217,820)	(2,310,568)
Disposals	342,045	346,180	246,607
Loss of control by selling of subsidiary	672,386	2,173,869
Assets held for sale	2,510,269
Foreign exchange effect	(564,212)	2,201,866	(3,586,097)
Balance, end of period	(23,496,575)	(24,649,708)	(27,153,803)
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	5,585,082	6,455,083
Balance, end of period	5,170,675	5,585,082	6,455,083
Land and buildings | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(3,898,671)	(4,387,719)	(3,618,197)
Depreciation, amortization and depletion	(343,373)	(334,365)	(323,824)
Transfers	(38,467)	(12,015)	8,815
Disposals	67,598	14,696	26,846
Loss of control by selling of subsidiary	28,691	524,209
Assets held for sale	370,727
Foreign exchange effect	(101,528)	296,523	(481,359)
Balance, end of period	(3,915,023)	(3,898,671)	(4,387,719)
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	11,029,301	11,201,682
Balance, end of period	9,439,768	11,029,301	11,201,682
Machines, equipment, and installations | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(19,604,579)	(21,415,018)	(16,825,332)
Depreciation, amortization and depletion	(1,361,561)	(1,738,759)	(1,842,158)
Transfers	25,886	(2,368)	(9,071)
Disposals	218,590	243,429	175,405
Loss of control by selling of subsidiary	589,951	1,515,886
Assets held for sale	1,989,917
Foreign exchange effect	(435,040)	1,792,251	(2,913,862)
Balance, end of period	(18,576,836)	(19,604,579)	(21,415,018)
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	112,432	111,646
Balance, end of period	89,404	112,432	111,646
Data electronic equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(649,642)	(827,620)	(664,783)
Depreciation, amortization and depletion	(40,915)	(44,437)	(48,195)
Transfers	(400)	968	360
Disposals	12,790	56,466	15,512
Loss of control by selling of subsidiary	12,627	95,809
Assets held for sale	54,275
Foreign exchange effect	(10,969)	69,172	(130,514)
Balance, end of period	(622,234)	(649,642)	(827,620)
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	1,762,648	4,068,876
Balance, end of period	950,680	1,762,648	4,068,876
Other
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	862,428	947,039
Balance, end of period	793,215	862,428	947,039
Other | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(496,816)	(523,446)	(395,433)
Depreciation, amortization and depletion	(61,506)	(100,259)	(96,391)
Transfers	12,981	13,415	(104)
Disposals	43,067	31,589	28,844
Loss of control by selling of subsidiary	41,117	37,965
Assets held for sale	95,350
Foreign exchange effect	(16,675)	43,920	(60,362)
Balance, end of period	R$ (382,482)	R$ (496,816)	R$ (523,446)